BACON LAW GROUP

Thomas C. Bacon, Principal TBacon@baconlawgroup.com	1601 N. Sepulveda Boulevard, #349 Manhattan Beach, CA 90266 (310) 880-2698

May 11, 2016

VIA EDGAR

Christina DiAngelo Fettig

Karen Rossotto

Securities and Exchange Commission

100 F. Street, NE

Washington DC 20549

Re:	Triton Pacific Investment Corporation, Inc. Post-Effective Amendment No. 2 to Registration Statement on Form N-2 (SEC File No. 333-206730)

Dear Ms. Fettig and Ms. Rossotto:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of my client, Triton Pacific Investment Company, Inc. (the “Company”), is Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form N-2 initially filed with the U.S. Securities and Exchange Commission (the “Commission”) on September 2, 2015 and declared effective on March 17, 2016. Amendment No. 2 is marked to show changes from the Post-Effective Amendment No. 1 to the Registration Statement that was filed on April 1, 2016 and is being filed to address comments we received from the staff of the Division of Investment Management of the Commission (the “Staff”) on Amendment 1.

This letter shall confirm that the Company understands that it is responsible for the adequacy and accuracy of the disclosures in its filings. Furthermore, the Company acknowledges that (i) neither Staff comments nor changes in disclosure in response to Staff comments foreclose the Commission from taking any action with respect to the filings and (ii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company also respectfully requests that the Staff complete its review of Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 2 to the undersigned at (310) 880-2698.

Very truly yours,

/s/ Thomas C. Bacon

Thomas C. Bacon, Esq.

Attorney for Triton Pacific Investment Corporation, Inc.